Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000241373
Shareholder Report [Line Items]
Fund Name	National Security Emerging Markets Index ETF
Trading Symbol	NSI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about National Security Emerging Markets Index ETF for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nationalsecurityindex.com. You can also request this information by contacting us at 833-906-5569.
Additional Information Phone Number	833-906-5569
Additional Information Website	https://www.nationalsecurityindex.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
National Security Emerging Markets Index ETF	$41	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75% [1]
AssetsNet	$ 41,867,110
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 139,328
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
Communication Services	0.1%
Utilities	1.2%
Consumer Staples	2.0%
Health Care	2.6%
Energy	3.4%
Industrials	3.8%
Materials	7.4%
Consumer Discretionary	7.5%
Communications	14.2%
Financials	18.2%
Technology	35.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	15.9%
Samsung Electronics Company Ltd.	9.1%
Hon Hai Precision Industry Company Ltd.	3.6%
ASE Technology Holding Company Ltd.	3.6%
China Construction Bank Corporation	3.4%
Ping An Insurance Group Company of China Ltd.	2.5%
PDD Holdings, Inc.	2.4%
Naspers Ltd., Class N	2.2%
Reliance Industries Ltd.	2.2%
NetEase, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

[1]	Annualized